SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Cash balances by geographic area
	September 30, 2015		December 31, 2014
	(Unaudited)
Country:
United States	$—	—	$—	—
China	93,549	100%	183,536	100%
Total cash and cash equivalents	$93,549	100%	$183,536	100%

	December 31,
	2014		2013
Country:
United States	$—	—	$—	—
China	183,536	100%	30,203	100%
Total cash and cash equivalents	$183,536	100%	$30,203	100%